Funding Debts - Summary of the Group's Outstanding Funding Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Short-term Funding Debts	¥ 4,385,253	$ 635,802	¥ 3,101,381
Long-term funding debts	1,334,105	$ 193,427	696,852
Liabilities to Funding Partners
Debt Instrument [Line Items]
Short-term Funding Debts	4,385,253		3,101,381
Long-term funding debts	¥ 1,334,105		¥ 696,852